LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

NOTE 10:-   LEASES

a.Lease commitments:

The Group's facilities are leased under several lease agreements for periods ending up to 2027, with options to extend the leases ending up to 2029.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2020, 2019 and 2018 were approximately $8,000, $8,149 and $8,325, respectively. Lease expenses for the years ended December 31, 2020, 2019 and 2018 include an offset for sublease rental of $1,405, $1,359 and $1,315, respectively.

The Company’s capitalized operating lease agreements have remaining lease terms ranging from 1 year to 8.5 years, including agreements with options to extend the leases for up to 5 years.

NOTE 10:-   LEASES (Cont.)

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31,
2020
Weighted average remaining lease term	3.5 years
Weighted average discount rate	2.08%

The following table presents supplemental cash flows information related to the lease costs for operating and finance leases:

December 31,
2020
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$9,207

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2021	$9,188
2022	8,333
2023	7,602
2024	1,485
2025 and thereafter	3,525

Total lease payments *)	$30,133

Less- imputed interest	$1,519
Present value of lease liabilities	$28,614

*) Total lease payments have not been reduced by sublease rental payments of $3,097 due in the future under non-cancelable subleases.

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of $5,100 which is included in short-term and restricted bank deposits.